SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of property, equipment and software estimated useful lives (Detail)	12 Months Ended
Dec. 31, 2023
Electronic equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Building | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	35 years
Building | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	37 years
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Lives	Shorter of the lease term or estimated economic life